FINANCIAL INSTRUMENTS AND CONCENTRATIONS - Narrative (Details) - USD ($)		12 Months Ended
	Feb. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, expected term		60 months
Realized loss on cash flow hedge		$ 556,000	$ 333,000	$ 0
Cognical Holdings, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method, ownership (as percent)		10.40%
Cognical Holdings, Inc. | Subsequent event
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method, ownership (as percent)	11.70%
Cognical Holdings, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business combination, preferred shares purchased (in shares)			3,292,554		560,872
Purchase of cost method investment			$ 5,600,000		$ 1,000,000
Cognical Holdings, Inc. | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contract pricing		$ 300
Cognical Holdings, Inc. | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contract pricing		$ 3,500
Cognical Holdings, Inc. | Subsequent event
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business combination, preferred shares purchased (in shares)	679,535
Purchase of cost method investment	$ 1,400,000
Revenue | Geographic Concentration Risk | Texas
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk (as percent)		26.00%	26.70%
Revenue | Geographic Concentration Risk | Ontario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk (as percent)		11.50%	13.40%
Revenue | Geographic Concentration Risk | California
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk (as percent)		19.20%	18.40%